SHARE BASED COMPENSATION (Details 5)	12 Months Ended
	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2015 CNY (¥) shares	Mar. 31, 2014 USD ($) $ / shares shares	Mar. 31, 2014 CNY (¥) shares	Mar. 31, 2013 USD ($) $ / shares shares	Mar. 31, 2013 CNY (¥) shares
Additional disclosures
Consideration to reacquire vested shares upon vesting to satisfy the minimum tax withholding obligation	$ 137,668	¥ 853,404		¥ 567,881		¥ 913,453
Nonvested shares
Number of shares
Outstanding at the beginning of the period (in shares)	810,000	810,000	895,000	895,000	1,146,750	1,146,750
Granted (in shares)			280,000	280,000	100,000	100,000
Vested (in shares)	(335,000)	(335,000)	(265,000)	(265,000)	(334,250)	(334,250)
Forfeited (in shares)	(30,000)	(30,000)	(100,000)	(100,000)	(17,500)	(17,500)
Outstanding at the end of the period (in shares)	445,000	445,000	810,000	810,000	895,000	895,000
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 3.989		$ 4.633		$ 4.788
Granted (in dollars per share) | $ / shares			2.145		2.015
Vested (in dollars per share) | $ / shares	4.380		4.963		(4.348)
Forfeited (in dollars per share) | $ / shares	2.145		2.015		1.904
Outstanding at the end of the period (in dollars per share) | $ / shares	$ 3.819		$ 3.989		$ 4.633
Additional disclosures
Total fair value of shares vested (in dollars) | $	$ 821,250		$ 560,975		$ 829,077
Number of vested shares reacquired upon vesting to satisfy the minimum tax withholding obligation	54,000	54,000	51,676	51,676	44,564	44,564
Consideration to reacquire vested shares upon vesting to satisfy the minimum tax withholding obligation | ¥		¥ 853,404		¥ 567,881		¥ 913,453